Warranty Liabilities	12 Months Ended
Sep. 30, 2023
Warranty Liabilities [Abstract]
WARRANTY LIABILITIES

20. WARRANTY LIABILITIES

The warranty liabilities as of September 30, 2023 and 2022 are set out below:

	As of September 30, 2023	As of September 30, 2022
	$	$
Warranty liabilities
Current portion	20,392	2,643
Non-current portion	40,783	5,285
Total	61,175	7,928

The warranty liabilities during the fiscal years ended September 30, 2023 and 2022 mainly represented the provision for warranty for electric light commercial vehicle products sold, which usually covers a 36-month period from the date on which the electric light commercial vehicle products are delivered and accepted by the customers. The warrant liability is based on estimates made from a third party’s simulated warranty data associated with repairs estimated for defects identified during the pre-delivery inspection process. The Company will re-evaluate the provision for warranty liabilities based on the estimates made timely to match with the actual claims and expects to make use of the accrued liability over the next operating period.